ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Table Text Block]

As of December 31, 2012 and 2011, the subsidiaries which principally affect the results of operations and financial condition of the Company are as follows:

Name of Company	Place of incorporation or establishment	Attributable equity interest held		Principal activity
		2012	2011
Comtech Broadband Technology (Shenzhen) Co., Ltd. (Formerly known as “Comloca Technology (Shenzhen) Company Limited”) (“Comtech Broadband SZ”)	PRC	100%	100%	Sales of electronics components and related products

Comtech Broadband Corporation Limited (“Comtech Broadband”)	Hong Kong	70%	70%	Sales of electronics components and related products

Comtech Communication Technology (Shenzhen) Company Limited (“Comtech Communication”)	PRC	0%	100%	Sales of electronics components and related products (note a)

Comtech International (Hong Kong) Limited (“Comtech Hong Kong”)	Hong Kong	0%	100%	Sales of electronics components and related products (note a)

Comtech Software Technology (Shenzhen) Company Limited (“Comtech Software”)	PRC	0%	100%	Sales of electronics components and related products and research and development of software products (note a)

Epcot Multimedia Technology (SZ) Co. Ltd. (“Epcot”)	PRC	0%	100%	Provision of media communication and collaboration platforms and solutions (note a)

Shenzhen Comtech International Limited (“Shenzhen Comtech”)	PRC	100%	100%	Sales of electronics components and related products (note b)

Name of Company	Place of incorporation or establishment	Attributable equity interest held		Principal activity

Shanghai Comtech Electronic Technology Company Limited (“Shanghai Comtech”)	PRC	100%	100%	Sales of electronics components and related products (note a)

Shanghai E&T System Company Limited (“Shanghai E & T”)	PRC	100%	100%	Sales of electronics components and related products (note c)

Shenzhen Huameng Software Company Limited (“Huameng PRC”)	PRC	100%	100%	Provision of technology and engineering services, outsourcing, network system integration and related training and maintenance services

Viewtran Technology (Shenzhen) Co., Limited (“Viewtran PRC”)	PRC	100%	100%	Provision of media communication and collaboration platforms and solutions

Comtech Digital Technology (Hong Kong) Limited (“Comtech Digital”)	Hong Kong	60%	60%	Sales and development of digital and industrial applications, microcontrollers and complementary products

Comtech Industrial (Hong Kong) Limited (“Comtech Industrial”)	Hong Kong	100%	100%	Sales and development of industrial applications, microcontrollers and complementary products

Mega Sky (Shenzhen) Limited (“Mega Sky SZ”)	PRC	100%	100%	Provision of industrial and microcontroller based system solutions and research and development of software products

Mega Smart (Shenzhen) Limited (“Mega Smart SZ”)	PRC	100%	100%	Provision of industrial and microcontroller based system solutions on customer, industrial, automotive, smart meter and smart grid markets

Note a	On October 23, 2012, the Company entered into a Sale and Purchase Agreement (the “Envision Agreement”) with Envision Global Group (“Envision”), an entity owned by Jeffrey Kang, the Company’s Chairman and Chief Executive Officer, pursuant to which the Company sold certain subsidiaries (the “Disposal Group”), including Comtech Communication, Comtech Hong Kong, Comtech Software and Epcot, to Envision for a total consideration of USD78,000. The transactions contemplated by the Envision Agreement closed on November 15, 2012 (“Date of Sale”) and the entire purchase price was fully received in 2012. See note 7(a).

In connection with the disposal, as Shanghai Comtech does not form part of the Disposal Group but its 100% equity interest is held by one of entities in the Disposal Group, the Company, through its wholly-owned subsidiary, entered into legal arrangements with the Disposal Group pursuant to which the Disposal Group agrees to hold the equity interest in Shanghai Comtech on behalf of the Company’s wholly-owned subsidiary, and waive its full rights and risks of ownership of the equity interests in favour of the Company’s wholly-owned subsidiary. Accordingly, the Company retains its control over Shanghai Comtech through such legal arrangements.

Note b	The Company exercises its control over Shenzhen Comtech through legal arrangements between Shenzhen Comtech’s legal shareholders (“Legal Shareholders”) and a wholly-owned subsidiary of the Company. The Legal Shareholders of Shenzhen Comtech are Huimo Chen, the mother of Jeffrey Kang, and Honghui Li, the Vice President of the Group, who hold 1% and 99% equity interest in Shenzhen Comtech respectively. The Legal Shareholders agree to hold the equity interest in Shenzhen Comtech on behalf of the Company’s wholly-owned subsidiary, and waive their full rights and risks of ownership of the equity interests in favor of the Company’s wholly-owned subsidiary.

Note c	Prior to January 1, 2012, the legal shareholders of Shanghai E&T were Shenzhen Comtech and Honghui Li with equity interests of 95% and 5% respectively. Honghui Li entered into and was bound by legal arrangements, similar to those as described in note (b), with the Company’s wholly-owned subsidiary relating to his holding of 5% equity interest in Shanghai E&T and agreed to hold on behalf of the Company’s wholly-owned subsidiary waiving his full rights and risks of ownership of the equity interests in favor of the Company’s wholly-owned subsidiary.

On January 1, 2012, the Company instructed Shenzhen Comtech and Honghui Li to transfer 76% and 5% of their respective equity interest in Shanghai E&T to Shanghai Comtech. After the transfer, the legal shareholders of Shanghai E&T are Shenzhen Comtech (19%) and Shanghai Comtech (81%), subsidiaries which the Company exercises its controls through legal arrangements (see notes (a) and (b)).